Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Comparison By Class of Carrying Amount and Fair Value of Group Financial Instruments
Set out below is a comparison by class of the carrying amounts and fair value of the Group’s financial liabilities that are carried in the consolidated financial statements:

		December 31, 2019		December 31, 2018
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial liabilities measured at amortised cost
Floating rate loans and borrowings	2	370,312	357,276	384,608	356,444
Bonds	1	6,483	6,534	11,195	10,876
Fixed rate loans and borrowings	2	11,727	11,169	23,029	21,852
Other non-current financial liabilities (Note 10.4)	2	48, 3 03	46, 2 00	44,510	40,528

Total		436, 8 25	421, 1 79	463,342	429,700